GAINS/(LOSSES) ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other financial items, net:
Gains/(losses) on derivative instruments	$ 24,348	$ (52,423)	$ (38,044)
Amortization of debt guarantee (note 28)	2,569	4,111	1,242
Financing arrangement fees and other costs	(2,341)	(2,138)	(5,735)
Foreign exchange loss on operations	(465)	(3,221)	(902)
Other	(522)	(304)	(127)
Other financial items	(759)	(1,552)	(5,522)
Interest rate swap
Other financial items, net:
Gains/(losses) on derivative instruments	27,016	(38,601)	(16,485)
Interest (expense)/income on undesignated interest rate swaps (note 27)	(2,908)	(6,215)	6,351
Currency swap
Other financial items, net:
Gains/(losses) on derivative instruments	240	(2,556)	2,568
Equity Contract
Other financial items, net:
Gains/(losses) on derivative instruments	$ 0	$ (5,051)	$ (30,478)